UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	04/30/17

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

ANNUAL REPORT April 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund, covering the 12-month period from May 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly over the past year while bonds produced mixed returns in response to various economic and political developments. Equities began the reporting period in the midst of a sustained rebound from previous weakness as global economic data improved, commodity prices recovered, and U.S. monetary policymakers delayed additional rate hikes. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. The unexpected outcome of U.S. elections in early November sent stocks sharply higher in anticipation of new fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017.

In the bond market, yields of high-quality government bonds declined toward historical lows early in the reporting period due to robust investor demand for current income, but yields subsequently moved higher in response to two short-term interest-rate hikes and rising longer-term rates. In contrast, lower-rated corporate-backed bonds generally fared well in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from May 1, 2016 through April 30, 2017, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended April 30, 2017, Class A shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of -0.87%, Class C shares returned -1.63%, Class I shares returned -0.64%, Class Y shares returned -0.60%, and Class Z shares returned -0.74%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Connecticut, achieved a total return of 0.14% for the same period.2

The Index generally produced flat returns during the reporting period amid rising interest rates, changing supply-and-demand dynamics, and political uncertainty. The fund lagged its benchmark mainly due to the underperformance of Connecticut securities compared to national averages.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Connecticut state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds ten years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Political and Economic Factors Weighed on Municipal Bonds

The reporting period began on a positive note amid rebounding commodity prices, subdued inflationary pressures, and indications that the Federal Reserve Board (the “Fed”) would delay expected short-term rate hikes. Income-oriented investors reached for competitive after-tax yields in the low-interest-rate environment, driving municipal bond prices higher.

The rally that persisted into summer 2016 abated heading into fall 2016, when issuers came to market with a flood of new municipal securities to take advantage of the then-low rate environment. Market declines became particularly severe in November 2016 after the unexpected election of a new presidential administration, which sparked uncertainty regarding potential changes in tax policy and fueled the possibility of fiscal stimulus. Moreover, rate hikes from the Fed in December 2016 and March 2017 put upward pressure on bond yields and downward pressure on prices. However, municipal bonds recouped some of the previous losses as valuations became more attractive and supply-and-demand imbalances moderated.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Like several other states, Connecticut is facing pressure from structural budget issues and an underfunded pension system. Credit rating agencies responded to the state’s fiscal condition with two rating downgrades, one in May 2016 and another soon after the reporting period’s end.

Long Duration Posture Dampened Fund Results

The fund’s performance during the reporting period was constrained by the underperformance of Connecticut municipal bonds compared to national averages. In addition, our interest-rate strategies undermined performance, as an emphasis on municipal bonds with 10- to 15-year maturities was supportive during market rallies, but the same positioning made the fund more sensitive to rising interest rates over the reporting period’s second half. A relatively short average duration also weighed on the fund’s performance.

Our sector allocation and security selection strategies produced better results in general and relative to the Index. An emphasis on higher-yielding revenue-backed bonds was also additive to performance. The fund achieved particularly favorable contributions through overweighted exposure to bonds backed by hospitals and the state’s settlement of litigation with U.S. tobacco companies. The fund further benefited from lack of exposure to distressed Puerto Rico securities. These positions offset relatively weak results from municipal bonds backed by revenues from education and water-and-sewer facilities.

Positioned for a Constructive Market Environment

The municipal bond market recently has shown signs of renewed strength. Investors who may have overreacted to the tax implications of the presidential election appear to have adopted a more balanced perspective. In addition, municipal bonds historically have proved less sensitive to rising interest rates than U.S. Treasury securities with comparable maturities, and municipal bonds ended the reporting period with attractive after-tax yields compared to U.S. Treasuries with comparable maturities.

As of the end of the reporting period, we have maintained the fund’s emphasis on higher-yielding revenue-backed bonds and relatively light exposure to general obligation bonds. Although we remain watchful for opportunities to increase the fund’s average duration, it has remained in a modestly short position.

May 15, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated long-term, tax-exempt bond market. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund Class A shares, Class C shares, Class I shares and Class Y shares and the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

† Source: Lipper Inc.

†† The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 12/15/08 (the inception date for Class I shares), not reflecting the applicable sales load for Class A shares. The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/3/13 (the inception date for Class Y shares), not reflecting the applicable sales load for Class A shares.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund on 4/30/07 to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in Connecticut municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. Performance for Class Z shares will vary from the performance of Class A, Class C, Class I and Class Y shares shown above due to differences in charges and expenses. The Index is not limited to investments principally in Connecticut municipal obligations. The Index, unlike the fund, covers the USD-denominated long-term tax-exempt bond market. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 4/30/17
	Inception Date	1 Year	5 Years	10 Years	From Inception
Class A shares
with maximum sales charge (4.5%)	5/28/87	-5.33%	1.13%	2.92%	-
without sales charge	5/28/87	-0.87%	2.07%	3.39%	-
Class C shares
with applicable redemption charge†	8/15/95	-2.60%	1.29%	2.61%	-
without redemption	8/15/95	-1.63%	1.29%	2.61%	-
Class I shares	12/15/08	-0.64%	2.34%	3.61%††	-
Class Y shares	9/3/13	-0.60%	2.26%††	3.49%††	-
Class Z shares	5/30/07	-0.74%	2.29%	-	3.66%
Bloomberg Barclays Municipal Bond Index	5/31/07	0.14%	3.16%	4.37%	4.46%†††

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 12/15/08 (the inception date for Class I shares), not reflecting the applicable sales load for Class A shares. The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/3/13 (the inception date for Class Y shares), not reflecting the applicable sales load for Class A shares.

††† The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of 5/31/07 is used as the beginning value on 5/30/07 (the inception date for Class Z shares).

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.59	$8.37	$3.41	$3.26	$3.50
Ending value (after expenses)	$990.60	$986.00	$990.90	$991.90	$990.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.66	$8.50	$3.46	$3.31	$3.56
Ending value (after expenses)	$1,020.18	$1,016.36	$1,021.37	$1,021.52	$1,021.27

† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.70% for Class C, .69% for Class I, .66% for Class Y and .71% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS
April 30, 2017

Long-Term Municipal Investments - 98.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Connecticut - 94.7%
Connecticut, GO	5.00	4/15/24	2,500,000	2,594,675
Connecticut, GO	5.00	3/1/26	5,000,000	5,763,450
Connecticut, GO	5.00	11/1/27	5,000,000	5,673,500
Connecticut, GO	5.00	11/1/27	2,000,000	2,114,700
Connecticut, GO	5.00	11/1/28	3,000,000	3,171,570
Connecticut, GO	5.00	11/1/28	5,000,000	5,668,850
Connecticut, GO	5.00	11/1/31	2,500,000	2,812,000
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	12/1/21	5,000,000	5,741,600
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/24	2,730,000	3,257,764
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	8/1/34	3,000,000	3,358,980
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	4.00	9/1/35	5,000,000	5,169,350
Connecticut, State Revolving Fund General Revenue	5.00	1/1/23	1,250,000	1,408,700
Connecticut, State Revolving Fund General Revenue	5.00	3/1/24	1,195,000	1,411,223
Connecticut, State Revolving Fund General Revenue	5.00	7/1/24	2,145,000	2,513,940
Connecticut Development Authority, PCR (The Connecticut Light and Power Company Project)	4.38	9/1/28	3,900,000	4,272,957
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	4,500,000	5,006,115
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project) (Insured; XLCA)	5.10	9/1/37	6,550,000	6,584,780
Connecticut Health and Educational Facilities Authority, Revenue (Ascension Health Senior Credit Group)	5.00	11/15/40	10,000,000	10,710,400
Connecticut Health and Educational Facilities Authority, Revenue (Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000	4,104,624

8

Long-Term Municipal Investments - 98.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 94.7% (continued)
Connecticut Health and Educational Facilities Authority, Revenue (Connecticut College Issue)	4.00	7/1/46	2,000,000		1,993,080
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/27	285,000		296,876
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/34	825,000		858,833
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/35	2,000,000		2,181,060
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/40	2,500,000		2,726,325
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/46	1,000,000		1,110,170
Connecticut Health and Educational Facilities Authority, Revenue (Greenwich Academy Issue) (Insured; Assured Guaranty Municipal Corp.)	5.25	3/1/32	10,880,000		13,359,443
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/27	3,265,000		3,792,200
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/32	1,000,000		1,076,260
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/41	2,000,000		2,129,100
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/45	2,500,000		2,698,050
Connecticut Health and Educational Facilities Authority, Revenue (Healthcare Facility Expansion Issue - Church Home of Hartford Inc., Project)	5.00	9/1/46	1,000,000	[a]	962,430
Connecticut Health and Educational Facilities Authority, Revenue (Healthcare Facility Expansion Issue - Church Home of Hartford Inc., Project)	5.00	9/1/53	1,500,000	[a]	1,420,755
Connecticut Health and Educational Facilities Authority, Revenue (Loomis Chaffee School Issue) (Insured; AMBAC)	5.25	7/1/28	1,760,000		2,186,553
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/36	5,000,000		5,585,500
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/36	200,000		225,872

9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 94.7% (continued)
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/45	3,000,000		3,319,620
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/33	25,000		26,258
Connecticut Health and Educational Facilities Authority, Revenue (Sacred Heart University Issue)	5.38	7/1/31	1,000,000		1,092,500
Connecticut Health and Educational Facilities Authority, Revenue (Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,276,770
Connecticut Health and Educational Facilities Authority, Revenue (Stamford Hospital Issue)	4.00	7/1/46	2,000,000		2,024,460
Connecticut Health and Educational Facilities Authority, Revenue (Trinity Health Credit Group)	5.00	12/1/45	7,500,000		8,381,775
Connecticut Health and Educational Facilities Authority, Revenue (Wesleyan University Issue) (Prerefunded)	5.00	7/1/20	2,750,000	[b]	3,075,462
Connecticut Health and Educational Facilities Authority, Revenue (Western Connecticut Health Network Issue)	5.38	7/1/41	1,000,000		1,083,920
Connecticut Health and Educational Facilities Authority, Revenue (Yale New Haven Health Issue)	5.00	7/1/27	3,960,000		4,623,419
Connecticut Health and Educational Facilities Authority, Revenue (Yale University Issue)	5.00	7/1/40	5,000,000		5,229,050
Connecticut Health and Educational Facilities Authority, Revenue (Yale-New Haven Hospital Issue) (Prerefunded)	5.75	7/1/20	3,000,000	[b]	3,424,950
Connecticut Health and Educational Facilities Authority, State Supported Child Care Revenue	5.00	7/1/25	1,490,000		1,652,693
Connecticut Higher Education Supplemental Loan Authority, Senior Revenue (Connecticut Family Education Loan Program) (Insured; National Public Finance Guarantee Corp.)	4.80	11/15/22	1,555,000		1,557,970
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/21	1,450,000		1,617,605
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/22	1,400,000		1,585,178

10

Long-Term Municipal Investments - 98.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 94.7% (continued)
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/23	1,400,000		1,601,642
Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue	5.00	1/1/38	3,000,000		3,305,880
Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue	5.00	1/1/22	1,505,000		1,737,507
Connecticut Revolving Fund, General Revenue Bonds (Green Bonds)	5.00	3/1/29	2,500,000		2,973,550
Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue	5.00	1/1/42	3,000,000		3,314,910
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue (Wheelabrator Lisbon Project)	5.50	1/1/20	4,595,000		4,613,564
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/26	700,000		828,870
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/27	1,250,000		1,469,663
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/29	1,500,000		1,740,690
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	8/15/35	25,000		25,078
Hartford, GO (Insured; Assured Guaranty Municipal Corp.) (Prerefunded)	5.00	4/1/22	255,000	[b]	296,629
Hartford County Metropolitan District, Clean Water Project Revenue	5.00	4/1/31	3,510,000		3,997,960
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/42	2,000,000		2,237,180
New Britain, GO (Insured; Assured Guaranty Corp.)	5.00	4/1/24	3,600,000		4,163,004
New Haven, GO (Insured; Build America Municipal Assurance Company)	5.00	8/15/26	1,250,000		1,425,000
New Haven, GO (Insured; Build America Municipal Assurance Company)	5.00	8/15/27	750,000		849,795
Norwalk, GO	5.00	7/15/24	1,000,000		1,168,620
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/27	3,000,000		3,494,100

11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 94.7% (continued)
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/31	3,940,000		4,452,358
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/32	1,370,000		1,560,430
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/33	1,500,000		1,704,510
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/37	3,430,000		3,909,377
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/38	1,500,000		1,707,060
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/39	1,500,000		1,672,545
South Central Connecticut Regional Water Authority, Water System Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000		2,430,140
South Central Connecticut Regional Water Authority, Water System Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000		2,074,980
Stamford, GO	5.00	7/1/21	4,410,000		5,080,629
University of Connecticut, GO	5.00	2/15/25	1,000,000		1,067,120
University of Connecticut, GO	5.00	2/15/27	1,000,000		1,065,640
University of Connecticut, GO	5.00	2/15/28	1,000,000		1,065,640
University of Connecticut, Special Obligation Student Fee Revenue	5.00	11/15/24	5,000,000		5,854,050
				242,801,436
U.S. Related - 3.7%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	3,000,000		3,004,500
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,000,000	[c]	1,394,640
Guam, Business Privilege Tax Revenue	5.00	1/1/31	1,000,000		1,045,240
Guam, LOR (Section 30)	5.00	12/1/34	1,750,000		1,896,912

12

Long-Term Municipal Investments - 98.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Related - 3.7% (continued)
Virgin Islands Port Authority, Marine Revenue	5.00	9/1/44	2,000,000	2,072,440
				9,413,732
Total Investments (cost $242,912,876)			98.4%	252,215,168
Cash and Receivables (Net)			1.6%	4,024,993
Net Assets			100.0%	256,240,161

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $2,383,185 or .93% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	25.4
Utility-Water and Sewer	16.5
Education	16.5
State/Territory	10.8
Special Tax	8.4
Utility-Electric	5.7
Industrial	4.6
Prerefunded	2.6
City	2.5
Asset Backed	1.7
Transportation Services	1.3
Housing	.9
Other	1.5
98.4

† Based on net assets.

See notes to financial statements.

13

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	242,912,876	252,215,168
Cash		922,699
Interest receivable		3,428,877
Receivable for shares of Beneficial Interest subscribed		1,000
Prepaid expenses		36,812
		256,604,556
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		184,057
Payable for shares of Beneficial Interest redeemed		117,828
Accrued expenses		62,510
		364,395
Net Assets ($)		256,240,161
Composition of Net Assets ($):
Paid-in capital		251,687,964
Accumulated undistributed investment income—net		38,244
Accumulated net realized gain (loss) on investments		(4,788,339)
Accumulated net unrealized appreciation (depreciation) on investments		9,302,292
Net Assets ($)		256,240,161

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	145,522,595	10,652,873	12,554,852	813,482	86,696,359
Shares Outstanding	12,461,411	913,693	1,075,060	69,663	7,425,269
Net Asset Value Per Share ($)	11.68	11.66	11.68	11.68	11.68

See notes to financial statements.

15

STATEMENT OF OPERATIONS
Year Ended April 30, 2017

Investment Income ($):
Interest Income	9,859,925
Expenses:
Management fee—Note 3(a)	1,512,323
Shareholder servicing costs—Note 3(c)	558,206
Professional fees	97,815
Distribution fees—Note 3(b)	87,361
Registration fees	51,294
Prospectus and shareholders’ reports	20,878
Custodian fees—Note 3(c)	17,786
Trustees’ fees and expenses—Note 3(d)	17,321
Loan commitment fees—Note 2	6,564
Miscellaneous	38,332
Total Expenses	2,407,880
Less—reduction in fees due to earnings credits—Note 3(c)	(2,043)
Net Expenses	2,405,837
Investment Income—Net	7,454,088
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,214,792
Net unrealized appreciation (depreciation) on investments	(12,418,101)
Net Realized and Unrealized Gain (Loss) on Investments	(10,203,309)
Net (Decrease) in Net Assets Resulting from Operations	(2,749,221)

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2017	2016
Operations ($):
Investment income—net	7,454,088	8,199,245
Net realized gain (loss) on investments	2,214,792	1,572,633
Net unrealized appreciation (depreciation) on investments	(12,418,101)	3,729,771
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,749,221)	13,501,649
Distributions to Shareholders from ($):
Investment income—net:
Class A	(4,223,209)	(4,745,819)
Class C	(219,949)	(236,719)
Class I	(339,215)	(272,617)
Class Y	(30,251)	(57,674)
Class Z	(2,623,962)	(2,863,906)
Total Distributions	(7,436,586)	(8,176,735)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	4,245,002	4,778,857
Class C	790,309	1,179,222
Class I	10,365,826	3,623,692
Class Z	3,184,357	1,822,682
Distributions reinvested:
Class A	3,285,945	3,684,928
Class C	178,742	189,938
Class I	285,421	215,394
Class Y	-	5,826
Class Z	1,989,293	2,167,340
Cost of shares redeemed:
Class A	(24,030,163)	(17,534,671)
Class C	(1,785,429)	(1,039,122)
Class I	(7,440,085)	(1,650,293)
Class Y	(765,443)	(922,504)
Class Z	(9,428,980)	(11,105,441)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(19,125,205)	(14,584,152)
Total Increase (Decrease) in Net Assets	(29,311,012)	(9,259,238)
Net Assets ($):
Beginning of Period	285,551,173	294,810,411
End of Period	256,240,161	285,551,173
Undistributed investment income—net	38,244	21,653

17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended April 30,
	2017	2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	354,860	402,533
Shares issued for distributions reinvested	277,039	309,934
Shares redeemed	(2,049,140)	(1,477,578)
Net Increase (Decrease) in Shares Outstanding	(1,417,241)	(765,111)
Class C
Shares sold	65,301	100,050
Shares issued for distributions reinvested	15,097	15,995
Shares redeemed	(153,026)	(87,812)
Net Increase (Decrease) in Shares Outstanding	(72,628)	28,233
Class Ia
Shares sold	878,060	305,514
Shares issued for distributions reinvested	24,099	18,106
Shares redeemed	(636,246)	(138,226)
Net Increase (Decrease) in Shares Outstanding	265,913	185,394
Class Y
Shares issued for distributions reinvested	-	496
Shares redeemed	(63,693)	(78,176)
Net Increase (Decrease) in Shares Outstanding	(63,693)	(77,680)
Class Za
Shares sold	271,391	153,844
Shares issued for distributions reinvested	167,837	182,361
Shares redeemed	(801,390)	(939,156)
Net Increase (Decrease) in Shares Outstanding	(362,162)	(602,951)

[a] During the period ended April 30, 2017, 155 Class A shares representing $1,875 were exchanged for 155 Class I shares and 5,793 Class Z shares representing $66,855 were exchanged for 5,788 Class I shares.

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.10	11.88	11.67	12.39	12.23
Investment Operations:
Investment income—net[a]	.32	.34	.34	.37	.38
Net realized and unrealized gain (loss) on investments	(.42)	.21	.21	(.72)	.19
Total from Investment Operations	(.10)	.55	.55	(.35)	.57
Distributions:
Dividends from investment income—net	(.32)	(.33)	(.34)	(.37)	(.38)
Dividends from net realized gain on investments	-	-	-	(.00)[b]	(.03)
Total Distributions	(.32)	(.33)	(.34)	(.37)	(.41)
Net asset value, end of period	11.68	12.10	11.88	11.67	12.39
Total Return (%)[c]	(.87)	4.75	4.72	(2.72)	4.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	.91	.92	.90	.90
Ratio of net expenses to average net assets	.93	.91	.92	.90	.90
Ratio of net investment income to average net assets	2.66	2.82	2.83	3.21	3.10
Portfolio Turnover Rate	9.93	9.75	8.44	9.50	19.13
Net Assets, end of period ($ x 1,000)	145,523	167,984	173,909	188,117	239,626

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class C Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.08	11.86	11.66	12.37	12.21
Investment Operations:
Investment income—net[a]	.23	.24	.25	.28	.29
Net realized and unrealized gain (loss) on investments	(.43)	.22	.20	(.71)	.19
Total from Investment Operations	(.20)	.46	.45	(.43)	.48
Distributions:
Dividends from investment income—net	(.22)	(.24)	(.25)	(.28)	(.29)
Dividends from net realized gain on investments	-	-	-	(.00)[b]	(.03)
Total Distributions	(.22)	(.24)	(.25)	(.28)	(.32)
Net asset value, end of period	11.66	12.08	11.86	11.66	12.37
Total Return (%)[c]	(1.63)	3.96	3.84	(3.39)	3.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.69	1.68	1.68	1.67	1.66
Ratio of net expenses to average net assets	1.69	1.68	1.68	1.67	1.66
Ratio of net investment income to average net assets	1.89	2.06	2.07	2.43	2.34
Portfolio Turnover Rate	9.93	9.75	8.44	9.50	19.13
Net Assets, end of period ($ x 1,000)	10,653	11,919	11,361	10,920	16,502

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

20

		Year Ended April 30,
Class I Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.10	11.88	11.67	12.39	12.22
Investment Operations:
Investment income—net[a]	.34	.36	.36	.40	.41
Net realized and unrealized gain (loss) on investments	(.42)	.22	.22	(.72)	.21
Total from Investment Operations	(.08)	.58	.58	(.32)	.62
Distributions:
Dividends from investment income—net	(.34)	(.36)	(.37)	(.40)	(.42)
Dividends from net realized gain on investments	-	-	-	(.00)[b]	(.03)
Total Distributions	(.34)	(.36)	(.37)	(.40)	(.45)
Net asset value, end of period	11.68	12.10	11.88	11.67	12.39
Total Return (%)	(.64)	5.01	4.97	(2.48)	5.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69	.67	.67	.65	.64
Ratio of net expenses to average net assets	.69	.67	.67	.65	.63
Ratio of net investment income to average net assets	2.90	3.06	3.08	3.45	3.34
Portfolio Turnover Rate	9.93	9.75	8.44	9.50	19.13
Net Assets, end of period ($ x 1,000)	12,555	9,794	7,408	8,004	12,092

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class Y Shares	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.10	11.88	11.68	11.15
Investment Operations:
Investment income—net[b]	.34	.37	.39	.26
Net realized and unrealized gain (loss) on investments	(.41)	.22	.18	.53
Total from Investment Operations	(.07)	.59	.57	.79
Distributions:
Dividends from investment income—net	(.35)	(.37)	(.37)	(.26)
Net asset value, end of period	11.68	12.10	11.88	11.68
Total Return (%)	(.60)	5.04	4.89	7.16[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.64	.65	.63[d]
Ratio of net expenses to average net assets	.65	.64	.65	.63[d]
Ratio of net investment income to average net assets	2.93	3.11	3.07	3.45[d]
Portfolio Turnover Rate	9.93	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	813	1,614	2,506	1

a From September 3, 2013 (commencement of initial offering) to April 30, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

22

		Year Ended April 30,
Class Z Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.10	11.87	11.67	12.39	12.22
Investment Operations:
Investment income—net[a]	.34	.36	.36	.40	.41
Net realized and unrealized gain (loss) on investments	(.42)	.23	.20	(.72)	.20
Total from Investment Operations	(.08)	.59	.56	(.32)	.61
Distributions:
Dividends from investment income—net	(.34)	(.36)	(.36)	(.40)	(.41)
Dividends from net realized gain on investments	-	-	-	(.00)[b]	(.03)
Total Distributions	(.34)	(.36)	(.36)	(.40)	(.44)
Net asset value, end of period	11.68	12.10	11.87	11.67	12.39
Total Return (%)	(.74)	5.05	4.85	(2.50)	5.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.71	.70	.69	.69
Ratio of net expenses to average net assets	.71	.71	.70	.69	.69
Ratio of net investment income to average net assets	2.88	3.03	3.04	3.43	3.32
Portfolio Turnover Rate	9.93	9.75	8.44	9.50	19.13
Net Assets, end of period ($ x 1,000)	86,696	94,240	99,626	100,654	116,617

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Connecticut Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

24

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of

25

NOTES TO FINANCIAL STATEMENTS (continued)

Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	252,215,168	-	252,215,168

† See Statement of Investments for additional detailed categorizations.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

26

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2017, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $419,695, accumulated capital losses $4,792,889 and unrealized appreciation $9,306,842.

27

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2017. The fund has $2,359,815 of short-term capital losses and $2,433,074 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2017 and April 30, 2016 were as follows: tax-exempt income $7,436,586 and $8,176,735, respectively.

During the period ended April 30, 2017, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $911 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2017, the Distributor retained $2,603 from commissions earned on sales of the fund’s Class A shares and $972 from CDSCs on redemptions of the fund’s Class C shares.

28

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $87,361 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $398,060 and $29,120, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2017, Class Z shares were charged $31,372 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $55,761 for transfer agency services and $3,091 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2,043.

29

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $17,786 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2017, the fund was charged $2,008 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2017, the fund was charged $11,394 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $116,311, Distribution Plan fees $6,580, Shareholder Services Plan fees $40,778, custodian fees $6,117, Chief Compliance Officer fees $3,861 and transfer agency fees $10,410.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2017, amounted to $26,894,145 and $44,454,928, respectively.

At April 30, 2017, the cost of investments for federal income tax purposes was $242,908,326; accordingly, accumulated net unrealized appreciation on investments was $9,306,842, consisting of $11,423,282 gross unrealized appreciation and $2,116,440 gross unrealized depreciation.

30

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 27, 2017

31

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2017 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Connecticut residents, Connecticut personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2017 calendar year on Form 1099-DIV which will be mailed in early 2018.

32

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Peggy C. Davis (74)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

Diane Dunst (77)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

33

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (74)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 48

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Once elected, all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about a Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

34

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel and Vice President of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014; Associate at K&L Gates from October 2011 until January 2013. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by Dreyfus. She is 31 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

35

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

36

NOTES

37

For More Information

Dreyfus State Municipal Bond Funds,
Dreyfus Connecticut Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSCTX Class C: PMCCX Class I: DTCIX Class Y: DPMYX Class Z: DPMZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0064AR0417

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

ANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund, covering the 12-month period from May 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly over the past year while bonds produced mixed returns in response to various economic and political developments. Equities began the reporting period in the midst of a sustained rebound from previous weakness as global economic data improved, commodity prices recovered, and U.S. monetary policymakers delayed additional rate hikes. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. The unexpected outcome of U.S. elections in early November sent stocks sharply higher in anticipation of new fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017.

In the bond market, yields of high-quality government bonds declined toward historical lows early in the reporting period due to robust investor demand for current income, but yields subsequently moved higher in response to two short-term interest-rate hikes and rising longer-term rates. In contrast, lower-rated corporate-backed bonds generally fared well in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from May 1, 2016 through April 30, 2017, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended April 30, 2017, Class A shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of -1.40%, Class C shares returned -2.27%, and Class Z shares returned -1.26%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Massachusetts, achieved a total return of 0.14% for the same period.2

The Index generally produced flat returns during the reporting period amid rising interest rates, changing supply-and-demand dynamics, and political uncertainty. The fund lagged its benchmark mainly due to its relatively long average duration in the rising interest-rate environment.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds ten years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Political and Economic Factors Weighed on Municipal Bonds

The reporting period began on a positive note amid rebounding commodity prices, subdued inflationary pressures, and indications that the Federal Reserve Board (the “Fed”) would delay expected short-term rate hikes. Income-oriented investors reached for competitive after-tax yields in the low-interest-rate environment, driving municipal bond prices higher.

The rally that persisted into summer 2016 abated heading into fall 2016, when issuers came to market with a flood of new municipal securities to take advantage of the then-low rate environment. Market declines became particularly severe in November 2016 after the unexpected election of a new presidential administration, which sparked uncertainty regarding potential changes in tax policy and fueled the possibility of fiscal stimulus. Moreover, rate hikes from the Fed in December 2016 and March 2017 put upward pressure on bond yields and downward pressure on prices. However, municipal bonds recouped some of the previous losses as valuations became more attractive and supply-and-demand imbalances moderated.

Although several states are facing pressure from underfunded pension systems and slowing growth in tax revenues, credit conditions in Massachusetts have remained relatively sound due to residents’ high income levels, a strong housing market, and a diverse economy.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Long Duration Posture Dampened Fund Results

The fund’s performance during the reporting period was undermined by our interest-rate strategies. A relatively long average duration and an emphasis on municipal bonds with longer maturities proved supportive during market rallies, but the same positioning made the fund more sensitive to rising interest rates over the reporting period’s second half.

Our sector allocation strategy produced better results in general and relative to the Index. An emphasis on higher-yielding revenue backed bonds was also additive to performance. The fund achieved particularly favorable contributions from revenue bonds backed by education facilities and the state’s settlement of litigation with U.S. tobacco companies. The fund further benefited from lack of exposure to distressed Puerto Rico securities. However, revenue bonds backed by health care facilities and special taxes—areas of relatively heavy issuance in Massachusetts—lagged market averages.

Positioned for a Constructive Market Environment

The municipal bond market recently has shown signs of renewed strength. Investors who may have overreacted to the tax implications of the presidential election appear to have adopted a more balanced perspective. In addition, municipal bonds historically have proved less sensitive to rising interest rates than U.S. Treasury securities with comparable maturities, and municipal bonds ended the reporting period with attractive after-tax yields compared to U.S. Treasuries with comparable maturities.

As of the end of the reporting period, we have maintained the fund’s emphasis on higher-yielding revenue-backed bonds. We also have retained relatively light exposure to general obligation bonds, particularly from issuers struggling with pension funding shortfalls. We are maintaining a modestly long duration posture for the fund to try to take advantage of the incremental yield offered by intermediate-term and longer-maturity bonds.

May 15, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated long-term, tax-exempt bond market. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund, Class A shares, Class C shares and Class Z shares and the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C and Class Z shares of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund on 4/30/07 to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in Massachusetts municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is not limited to investments principally in Massachusetts municipal obligations. The Index, unlike the fund, covers the USD-denominated long-term tax-exempt bond market. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 4/30/17
	Inception Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	5/28/87	-5.82%	1.12%	2.93%
without sales charge	5/28/87	-1.40%	2.05%	3.41%
Class C shares
with applicable redemption charge†	8/15/95	-3.23%	1.24%	2.61%
without redemption	8/15/95	-2.27%	1.24%	2.61%
Class Z shares	10/20/04	-1.26%	2.26%	3.62%
Bloomberg Barclays U.S. Municipal Bond Index		0.14%	3.16%	4.37%

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.78	$8.61	$3.60
Ending value (after expenses)	$988.20	$983.50	$988.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.86	$8.75	$3.66
Ending value (after expenses)	$1,019.98	$1,016.12	$1,021.17

† Expenses are equal to the fund’s annualized expense ratio of .97% for Class A, 1.75% for Class C and .73% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS
April 30, 2017

Long-Term Municipal Investments - 98.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 94.4%
Boston Housing Authority, Capital Program Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/24	1,900,000		1,968,438
Martha's Vineyard Land Bank, Revenue (Green Bonds) (Insured; Build America Mutual Assurance Company)	5.00	5/1/33	500,000		584,020
Massachusetts, Federal Highway GAN (Accelerated Bridge Program)	5.00	6/15/23	1,325,000		1,548,236
Massachusetts, GO	1.24	11/1/25	5,000,000	[a]	4,802,700
Massachusetts, GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,269,872
Massachusetts, GO (Insured; Assured Guaranty Municipal Corp.)	5.25	9/1/23	2,500,000		3,031,900
Massachusetts, Special Obligation Dedicated Tax Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,587,250
Massachusetts, Transportation Fund Revenue (Rail Enhancement and Accelerated Bridge Programs)	5.00	6/1/41	1,500,000		1,728,105
Massachusetts Bay Transportation Authority, GO (General Transportation System)	7.00	3/1/21	425,000		485,728
Massachusetts Bay Transportation Authority, GO (General Transportation System) (Escrowed to Maturity)	7.00	3/1/21	75,000		78,844
Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue	5.00	7/1/40	2,000,000		2,275,560
Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,830,460
Massachusetts Clean Energy Cooperative Corporation, Massachusetts Clean Energy Cooperative Revenue	5.00	7/1/24	2,580,000		2,975,617
Massachusetts College Building Authority, Project Revenue	5.00	5/1/27	2,000,000		2,318,720
Massachusetts College Building Authority, Project Revenue (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	5/1/26	5,385,000	[b]	4,344,995
Massachusetts College Building Authority, Project Revenue (Insured; XLCA)	5.50	5/1/28	1,450,000		1,759,067

8

Long-Term Municipal Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Massachusetts - 94.4% (continued)
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	4,000,000	4,378,920
Massachusetts Development Finance Agency, Revenue (Baystate Medical Center Issue)	5.00	7/1/34	1,475,000	1,644,949
Massachusetts Development Finance Agency, Revenue (Berklee College of Music Issue)	5.00	10/1/31	1,000,000	1,113,520
Massachusetts Development Finance Agency, Revenue (Berklee College of Music Issue)	5.00	10/1/46	750,000	846,060
Massachusetts Development Finance Agency, Revenue (Boston College Issue)	5.00	7/1/42	1,000,000	1,155,230
Massachusetts Development Finance Agency, Revenue (Boston Medical Center Issue)	5.00	7/1/37	1,000,000	1,073,730
Massachusetts Development Finance Agency, Revenue (Boston University Issue)	4.00	10/1/46	2,000,000	2,040,940
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/26	1,250,000	1,365,538
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/29	1,475,000	1,609,844
Massachusetts Development Finance Agency, Revenue (CareGroup Issue)	5.00	7/1/33	500,000	558,925
Massachusetts Development Finance Agency, Revenue (CareGroup Issue)	5.00	7/1/37	1,500,000	1,686,480
Massachusetts Development Finance Agency, Revenue (Children's Hospital Issue)	5.00	10/1/33	4,000,000	4,618,080
Massachusetts Development Finance Agency, Revenue (College of the Holy Cross Issue)	5.00	9/1/41	800,000	916,144
Massachusetts Development Finance Agency, Revenue (Dana-Farber Cancer Institute Issue)	5.00	12/1/41	1,000,000	1,116,110
Massachusetts Development Finance Agency, Revenue (Dana-Farber Cancer Institute Issue)	5.00	12/1/46	2,000,000	2,216,780
Massachusetts Development Finance Agency, Revenue (Lahey Health System Obligated Group Issue)	5.00	8/15/40	2,000,000	2,212,800
Massachusetts Development Finance Agency, Revenue (Noble and Greenough School Issue) (Escrowed to Maturity)	5.00	4/1/21	600,000	684,804

9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 94.4% (continued)
Massachusetts Development Finance Agency, Revenue (North Hill Communities Issue)	6.50	11/15/43	2,000,000	[c]	2,106,060
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/32	5,070,000		5,745,070
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/39	2,000,000		2,194,300
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.38	7/1/41	4,000,000		4,373,120
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/47	1,860,000		1,872,071
Massachusetts Development Finance Agency, Revenue (Partners HealthCare System Issue)	5.00	7/1/47	1,500,000		1,661,355
Massachusetts Development Finance Agency, Revenue (Provident Commonwealth Education Resources Issue) (UMass Boston Student Housing Project)	5.00	10/1/48	1,000,000		1,065,850
Massachusetts Development Finance Agency, Revenue (South Shore Hospital Issue)	5.00	7/1/41	1,000,000		1,095,420
Massachusetts Development Finance Agency, Revenue (Suffolk University Issue)	5.00	7/1/30	1,000,000		1,055,750
Massachusetts Development Finance Agency, Revenue (Suffolk University)	5.00	7/1/35	1,000,000		1,103,990
Massachusetts Development Finance Agency, Revenue (Suffolk University)	5.00	7/1/36	755,000		830,825
Massachusetts Development Finance Agency, Revenue (Tufts Medical Center Issue)	5.50	1/1/22	1,500,000		1,693,605
Massachusetts Development Finance Agency, Revenue (UMass Memorial Health Care Obligated Group Issue)	5.00	7/1/46	1,000,000		1,073,730
Massachusetts Development Finance Agency, Revenue (UMass Memorial Issue)	5.50	7/1/31	500,000		551,165
Massachusetts Development Finance Agency, Revenue (WGBH Educational Foundation Issue)	5.00	1/1/40	1,000,000		1,125,160

10

Long-Term Municipal Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 94.4% (continued)
Massachusetts Development Finance Agency, Revenue (Whitehead Institute for Biomedical Research Issue)	5.00	6/1/23	1,350,000		1,535,180
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue I)	5.00	1/1/25	1,500,000		1,694,370
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue K)	5.25	7/1/29	1,300,000		1,422,551
Massachusetts Health and Educational Facilites Authority, Revenue (Suffolk University Issue)	6.00	7/1/24	330,000		361,353
Massachusetts Health and Educational Facilites Authority, Revenue (Suffolk University Issue) (Prerefunded)	6.00	7/1/19	670,000	[d]	740,504
Massachusetts Health and Educational Facilities Authority, Revenue (Dana-Farber Cancer Institute Issue)	5.25	12/1/27	1,000,000		1,067,360
Massachusetts Health and Educational Facilities Authority, Revenue (Massachusetts Institute of Technology Issue)	5.25	7/1/33	3,000,000		3,900,420
Massachusetts Health and Educational Facilities Authority, Revenue (Partners HealthCare System Issue)	5.25	7/1/29	1,000,000		1,084,190
Massachusetts Health and Educational Facilities Authority, Revenue (Wheaton College Issue)	5.00	1/1/30	2,405,000		2,557,621
Massachusetts Housing Finance Agency, Housing Revenue	5.20	12/1/37	1,905,000		1,911,001
Massachusetts Port Authority, Revenue	5.00	7/1/25	1,500,000		1,804,935
Massachusetts Port Authority, Revenue	5.00	7/1/25	1,500,000		1,738,575
Massachusetts Port Authority, Revenue	5.00	7/1/27	5,475,000		6,108,403
Massachusetts Port Authority, Revenue	5.00	7/1/45	1,000,000		1,097,590
Massachusetts Port Authority, Revenue	4.00	7/1/46	2,500,000		2,540,250
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/21	3,000,000		3,459,060
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/22	2,000,000		2,352,560
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	4,000,000		4,509,800
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/37	3,000,000		3,432,960
Massachusetts Water Resources Authority, General Revenue	5.00	8/1/25	2,000,000		2,292,560

11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Massachusetts - 94.4% (continued)
Massachusetts Water Resources Authority, General Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/21	1,405,000	1,420,891
Massachusetts Water Resources Authority, General Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/26	1,875,000	1,895,475
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue	5.00	7/1/24	1,320,000	1,502,820
				144,806,266
U.S. Related - 4.4%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	5.38	5/15/33	1,245,000	1,249,607
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,246,868
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	5,000,000	[b] 581,100
Guam, Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,035,610
Guam, Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000	1,016,440
Virgin Islands Port Authority, Marine Revenue	5.00	9/1/44	1,500,000	1,554,330
				6,683,955
Total Investments (cost $145,079,497)			98.8%	151,490,221
Cash and Receivables (Net)			1.2%	1,849,683
Net Assets			100.0%	153,339,904

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $2,106,060 or 1.37% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

12

Portfolio Summary (Unaudited) †	Value (%)
Health Care	25.9
Education	21.0
Transportation Services	17.5
Special Tax	13.4
State/Territory	5.1
Prerefunded	5.0
Housing	3.2
Utility-Water and Sewer	2.4
Asset-Backed	2.0
Utility-Electric	1.9
Industrial	1.0
Other	.4
98.8

† Based on net assets.

See notes to financial statements.

13

STATEMENT OF INVESTMENTS

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	145,079,497	151,490,221
Cash		269,794
Interest receivable		1,863,819
Prepaid expenses		25,954
		153,649,788
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		100,316
Payable for shares of Beneficial Interest redeemed		144,139
Accrued expenses		65,429
		309,884
Net Assets ($)		153,339,904
Composition of Net Assets ($):
Paid-in capital		148,613,527
Accumulated undistributed investment income—net		23,411
Accumulated net realized gain (loss) on investments		(1,707,758)
Accumulated net unrealized appreciation (depreciation) on investments		6,410,724
Net Assets ($)		153,339,904

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	26,487,157	1,471,688	125,381,059
Shares Outstanding	2,307,673	128,138	10,924,472
Net Asset Value Per Share ($)	11.48	11.49	11.48

See notes to financial statements.

15

STATEMENT OF OPERATIONS
Year Ended April 30, 2017

Investment Income ($):
Interest Income	5,828,024
Expenses:
Management fee—Note 3(a)	931,703
Shareholder servicing costs—Note 3(c)	186,928
Professional fees	74,924
Registration fees	37,309
Prospectus and shareholders’ reports	17,466
Distribution fees—Note 3(b)	11,232
Custodian fees—Note 3(c)	10,034
Trustees’ fees and expenses—Note 3(d)	9,509
Loan commitment fees—Note 2	4,672
Miscellaneous	33,353
Total Expenses	1,317,130
Less—reduction in fees due to earnings credits—Note 3(c)	(1,528)
Net Expenses	1,315,602
Investment Income—Net	4,512,422
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,265,904
Net unrealized appreciation (depreciation) on investments	(8,384,913)
Net Realized and Unrealized Gain (Loss) on Investments	(7,119,009)
Net (Decrease) in Net Assets Resulting from Operations	(2,606,587)

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2017	2016
Operations ($):
Investment income—net	4,512,422	4,979,184
Net realized gain (loss) on investments	1,265,904	1,336,438
Net unrealized appreciation (depreciation) on investments	(8,384,913)	2,464,143
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,606,587)	8,779,765
Distributions to Shareholders from ($):
Investment income—net:
Class A	(776,846)	(887,984)
Class C	(25,210)	(29,434)
Class Z	(3,697,989)	(4,038,372)
Net realized gain on investments:
Class A	(8,842)	-
Class C	(503)	-
Class Z	(41,824)	-
Total Distributions	(4,551,214)	(4,955,790)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,287,592	1,552,393
Class C	194,753	73,819
Class Z	4,052,502	4,299,349
Distributions reinvested:
Class A	621,987	717,713
Class C	11,270	14,285
Class Z	2,928,220	3,214,179
Cost of shares redeemed:
Class A	(9,153,433)	(3,962,104)
Class C	(156,336)	(395,005)
Class Z	(19,340,578)	(11,193,530)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(18,554,023)	(5,678,901)
Total Increase (Decrease) in Net Assets	(25,711,824)	(1,854,926)
Net Assets ($):
Beginning of Period	179,051,728	180,906,654
End of Period	153,339,904	179,051,728
Undistributed investment income—net	23,411	12,848

17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended April 30,
	2017	2016
Capital Share Transactions (Shares):
Class A
Shares sold	195,201	132,065
Shares issued for distributions reinvested	53,222	61,167
Shares redeemed	(797,441)	(338,630)
Net Increase (Decrease) in Shares Outstanding	(549,018)	(145,398)
Class C
Shares sold	17,181	6,284
Shares issued for distributions reinvested	968	1,218
Shares redeemed	(13,642)	(33,646)
Net Increase (Decrease) in Shares Outstanding	4,507	(26,144)
Class Z
Shares sold	347,038	367,407
Shares issued for distributions reinvested	250,828	273,967
Shares redeemed	(1,684,680)	(956,869)
Net Increase (Decrease) in Shares Outstanding	(1,086,814)	(315,495)

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.94	11.69	11.49	12.11	11.94
Investment Operations:
Investment income—net[a]	.29	.31	.31	.35	.36
Net realized and unrealized gain (loss) on investments	(.46)	.25	.20	(.60)	.17
Total from Investment Operations	(.17)	.56	.51	(.25)	.53
Distributions:
Dividends from investment income—net	(.29)	(.31)	(.31)	(.35)	(.36)
Dividends from net realized gain on investments	(.00)[b]	—	—	(.02)	(.00)[b]
Total Distributions	(.29)	(.31)	(.31)	(.37)	(.36)
Net asset value, end of period	11.48	11.94	11.69	11.49	12.11
Total Return (%)[c]	(1.40)	4.84	4.50	(1.96)	4.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96	.95	.95	.93	.93
Ratio of net expenses to average net assets	.96	.95	.95	.93	.93
Ratio of net investment income to average net assets	2.48	2.64	2.69	3.07	2.97
Portfolio Turnover Rate	11.70	12.60	8.90	9.72	14.28
Net Assets, end of period ($ x 1,000)	26,487	34,121	35,090	34,082	41,675

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class C Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.95	11.70	11.50	12.12	11.95
Investment Operations:
Investment income—net[a]	.20	.22	.24	.26	.27
Net realized and unrealized gain (loss) on investments	(.46)	.24	.18	(.60)	.17
Total from Investment Operations	(.26)	.46	.42	(.34)	.44
Distributions:
Dividends from investment income—net	(.20)	(.21)	(.22)	(.26)	(.27)
Dividends from net realized gain on investments	(.00)[b]	—	—	(.02)	(.00)[b]
Total Distributions	(.20)	(.21)	(.22)	(.28)	(.27)
Net asset value, end of period	11.49	11.95	11.70	11.50	12.12
Total Return (%)[c]	(2.27)	4.01	3.70	(2.71)	3.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.76	1.75	1.71	1.70	1.69
Ratio of net expenses to average net assets	1.76	1.75	1.71	1.70	1.69
Ratio of net investment income to average net assets	1.69	1.84	2.00	2.31	2.21
Portfolio Turnover Rate	11.70	12.60	8.90	9.72	14.28
Net Assets, end of period ($ x 1,000)	1,472	1,478	1,752	3,134	4,390

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

See notes to financial statements.

20

		Year Ended April 30,
Class Z Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.94	11.69	11.49	12.11	11.94
Investment Operations:
Investment income—net[a]	.32	.33	.34	.37	.38
Net realized and unrealized gain (loss) on investments	(.46)	.25	.20	(.60)	.17
Total from Investment Operations	(.14)	.58	.54	(.23)	.55
Distributions:
Dividends from investment income—net	(.32)	(.33)	(.34)	(.37)	(.38)
Dividends from net realized gain on investments	(.00)[b]	—	—	(.02)	(.00)[b]
Total Distributions	(.32)	(.33)	(.34)	(.39)	(.38)
Net asset value, end of period	11.48	11.94	11.69	11.49	12.11
Total Return (%)	(1.26)	5.07	4.74	(1.76)	4.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	.73	.72	.73	.72
Ratio of net expenses to average net assets	.72	.73	.72	.73	.72
Ratio of net investment income to average net assets	2.72	2.85	2.92	3.28	3.18
Portfolio Turnover Rate	11.70	12.60	8.90	9.72	14.28
Net Assets, end of period ($ x 1,000)	125,381	143,453	144,065	147,836	171,146

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Massachusetts Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class T and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

22

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of

23

NOTES TO FINANCIAL STATEMENTS (continued)

Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds†	-	151,490,221	-	151,490,221

† See Statement of Investments for additional detailed categorizations.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

24

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2017, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $158,429, accumulated capital losses $1,707,758 and unrealized appreciation $6,410,724.

25

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2017. The fund has $755,136 of short-term capital losses and $952,622 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2017 and April 30, 2016 were as follows: tax-exempt income $4,491,042 and $4,949,679, and ordinary income $60,172 and $6,111, respectively.

During the period ended April 30, 2017, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $1,814, decreased accumulated net realized gain (loss) on investments by $20,411 and increased paid-in capital by $22,225. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

26

During the period ended April 30, 2017, the Distributor retained $207 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $11,232 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $78,515 and $3,744, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2017, Class Z shares were charged $42,760 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $37,444 for transfer agency services and $2,324 for cash

27

NOTES TO FINANCIAL STATEMENTS (continued)

management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,528.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $10,034 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2017, the fund was charged $1,557 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2017, the fund was charged $11,394 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $69,639, Distribution Plan fees $907, Shareholder Services Plan fees $14,248, custodian fees $4,021, Chief Compliance Officer fees $3,861 and transfer agency fees $7,640.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2017, amounted to $19,475,239 and $34,254,922, respectively.

At April 30, 2017, the cost of investments for federal income tax purposes was $145,079,497; accordingly, accumulated net unrealized appreciation on investments was $6,410,724, consisting of $7,780,939 gross unrealized appreciation and $1,370,215 gross unrealized depreciation.

28

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 27, 2017

29

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2017 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Massachusetts residents, Massachusetts personal income taxes), except $9,003 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2017 calendar year on Form 1099-DIV which will be mailed in early 2018. Also, the fund hereby reports $.0037 per share as a short-term capital gain distribution paid on December 29, 2016.

30

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Peggy C. Davis (74)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

Diane Dunst (77)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

31

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (74)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 48

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel and Vice President of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014; Associate at K&L Gates from October 2011 until January 2013. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by Dreyfus. She is 31 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

33

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

34

NOTES

35

NOTES

36

NOTES

37

For More Information

Dreyfus State Municipal Bond Funds,
Dreyfus Massachusetts Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSMAX Class C: PCMAX Class Z: PMAZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0063AR0417

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

ANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund, covering the 12-month period from May 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly over the past year while bonds produced mixed returns in response to various economic and political developments. Equities began the reporting period in the midst of a sustained rebound from previous weakness as global economic data improved, commodity prices recovered, and U.S. monetary policymakers delayed additional rate hikes. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. The unexpected outcome of U.S. elections in early November sent stocks sharply higher in anticipation of new fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017.

In the bond market, yields of high-quality government bonds declined toward historical lows early in the reporting period due to robust investor demand for current income, but yields subsequently moved higher in response to two short-term interest-rate hikes and rising longer-term rates. In contrast, lower-rated corporate-backed bonds generally fared well in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from May 1, 2016 through April 30, 2017, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended April 30, 2017, Class A shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of -0.16%, Class C shares returned -0.98%, and Class Z shares returned 0.01%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 0.14% for the same period.2

The Index generally produced flat returns during the reporting period amid rising interest rates, changing supply-and-demand dynamics, and political uncertainty. The fund lagged its benchmark mainly due to its relatively long average duration in the rising interest-rate environment over the second half of the reporting period.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds ten years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among various sectors, such as pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Political and Economic Factors Weighed on Municipal Bonds

The reporting period began on a positive note amid moderate economic growth, rebounding commodity prices, subdued inflationary pressures, and indications that the Federal Reserve Board (the “Fed”) would delay expected short-term rate hikes. Income-oriented investors reached for competitive after-tax yields in the low-interest-rate environment, driving municipal bond prices higher.

The rally that persisted into summer 2016 abated heading into fall 2016, when issuers came to market with a flood of new municipal securities to take advantage of the then-low rate environment. Market declines became particularly severe in November 2016 after the unexpected election of a new presidential administration, which sparked uncertainty regarding potential changes in tax policy and fueled the possibility of fiscal stimulus. Moreover, rate hikes from the Fed in December 2016 and March 2017 put upward pressure on bond yields and downward pressure on prices. However, municipal bonds recouped some of the previous losses as valuations became more attractive and supply-and-demand imbalances moderated.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Like several other states, Pennsylvania is facing fiscal pressure from an underfunded pension system and structural budget issues. Nonetheless, the state balanced its most recent budget, and credit conditions have remained generally sound.

Long Duration Posture Dampened Fund Results

The fund’s performance during the reporting period was undermined by our interest-rate strategies. A relatively long average duration and an emphasis on municipal bonds with longer maturities proved supportive during market rallies early in the reporting period, but the same positioning made the fund more sensitive to rising interest rates over the reporting period’s second half.

Our sector allocation and security selection strategies produced better results in general and relative to the Index. An emphasis on higher-yielding revenue-backed bonds was also additive to performance. The fund achieved particularly favorable contributions from revenue bonds backed by housing and educational facilities. The fund further benefited from lack of exposure to distressed Puerto Rico securities. These positions offset relatively weak results from municipal bonds backed by revenues from health care facilities and special taxes.

Positioned for a Constructive Market Environment

The municipal bond market recently has shown signs of renewed strength. Investors who may have overreacted to the tax implications of the presidential election appear to have adopted a more balanced perspective. In addition, municipal bonds historically have proved less sensitive to rising interest rates than U.S. Treasury securities with comparable maturities, and municipal bonds ended the reporting period with attractive after-tax yields compared to U.S. Treasuries with comparable maturities.

As of the end of the reporting period, we have maintained the fund’s emphasis on higher-yielding revenue-backed bonds. We also have retained relatively light exposure to general obligation bonds. We have continued to set the fund’s average duration in a modestly long position to try to take advantage of the incremental yield offered by intermediate-term and longer-maturity bonds.

May 15, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated long-term, tax-exempt bond market. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund Class A shares and Class C shares and the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

†  Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A and Class C shares of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund on 4/30/07 to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in Pennsylvania municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and Class C shares. Performance for Class Z shares will vary from the performance of Class A and Class C shares shown above due to differences in charges and expenses. The Index is not limited to investments principally in Pennsylvania municipal obligations. The Index, unlike the fund, covers the USD-denominated long-term tax-exempt bond market. These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 4/30/17
	Inception Date	1 Year	5 Years	10 Years	From Inception

Class A shares
with maximum sales charge (4.5%)	7/30/87	-4.66%	1.94%	3.31%	-
without sales charge	7/30/87	-0.16%	2.88%	3.78%	-
Class C shares
with applicable redemption charge †	8/15/95	-1.95%	2.09%	3.00%	-
without redemption	8/15/95	-0.98%	2.09%	3.00%	-
Class Z shares	11/29/07	0.01%	3.09%	-	4.13%
Bloomberg Barclays U.S. Municipal Bond Index	11/30/07	0.14%	3.16%	4.37%	4.43%††

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of 11/30/07 is used as the beginning value on 11/29/07 (the inception date for Class Z shares).

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.80	$8.53	$3.66
Ending value (after expenses)	$993.80	$989.40	$994.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.86	$8.65	$3.71
Ending value (after expenses)	$1,019.98	$1,016.22	$1,021.12

†  Expenses are equal to the fund’s annualized expense ratio of .97% for Class A, 1.73% for Class C and .74% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS
April 30, 2017

Long-Term Municipal Investments - 98.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 96.9%
Adams County Industrial Development Authority, Revenue (Gettysburg College)	5.00	8/15/25	1,000,000		1,096,420
Adams County Industrial Development Authority, Revenue (Gettysburg College)	5.00	8/15/26	1,000,000		1,096,420
Allegheny County, GO	5.00	12/1/31	1,040,000		1,185,558
Allegheny County, GO	5.00	12/1/34	1,000,000		1,126,180
Allegheny County, GO	5.00	12/1/34	3,000,000		3,388,470
Beaver County Hospital Authority, Revenue (Heritage Valley Health System, Inc.)	5.00	5/15/28	1,575,000		1,728,767
Bethlehem Authority, Guaranteed Water Revenue (Insured; Build America Mutual Assurance Company)	5.00	11/15/31	2,000,000		2,244,240
Boyertown Area School District, GO	5.00	10/1/37	2,050,000		2,258,137
Bucks County Water and Sewer Authority, Sewer System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/37	500,000		559,860
Canonsburg-Houston Joint Authority, Sewer Revenue	5.00	12/1/40	2,000,000		2,214,620
Centre County Hospital Authority, HR (Mount Nittany Medical Center Project)	5.00	11/15/41	750,000		828,390
Charleroi Area School Authority, School Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	10/1/20	2,000,000	[a]	1,864,260
Clairton Municipal Authority, Sewer Revenue	5.00	12/1/37	2,000,000		2,165,880
Cumberland County Municipal Authority, Revenue (Diakon Lutheran Social Ministries Project)	5.00	1/1/38	1,000,000		1,052,640
Dauphin County General Authority, Health System Revenue (Pinnacle Health System Project)	5.00	6/1/35	2,450,000		2,750,223
Dauphin County General Authority, Health System Revenue (Pinnacle Health System Project)	5.00	6/1/42	3,030,000		3,271,006
Delaware County Authority, Revenue (Villanova University)	5.00	8/1/40	2,170,000		2,418,053
Delaware River Joint Toll Bridge Commission, Bridge System Revenue	5.00	7/1/30	500,000		577,885
Delaware River Joint Toll Bridge Commission, Bridge System Revenue	5.00	7/1/31	500,000		574,735

8

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Pennsylvania - 96.9% (continued)
Delaware River Joint Toll Bridge Commission, Bridge System Revenue	5.00	7/1/32	1,000,000	1,174,220
Delaware River Port Authority, Revenue	5.00	1/1/30	1,500,000	1,626,405
Delaware River Port Authority, Revenue	5.00	1/1/37	3,000,000	3,348,840
East Hempfield Township Industrial Development Authority, Revenue (Willow Valley Communities Project)	5.00	12/1/39	600,000	646,860
Geisinger Authority, Health System Revenue (Geisinger Health System)	5.00	6/1/41	2,500,000	2,750,100
Lancaster County Hospital Authority, Health Center Revenue (Masonic Villages Project)	5.00	11/1/35	1,000,000	1,103,970
Lancaster County Hospital Authority, Health System Revenue (University of Pennsylvania Health System)	5.00	8/15/42	1,250,000	1,393,450
Lancaster County Hospital Authority, Revenue (Brethren Village Project)	5.13	7/1/37	1,000,000	1,056,790
Montgomery County Higher Education and Health Authority, HR (Abington Memorial Hospital Obligated Group)	5.00	6/1/31	1,000,000	1,097,720
Montgomery County Industrial Development Authority, Health System Revenue (Jefferson Health System)	5.00	10/1/41	4,000,000	4,306,680
Montgomery County Industrial Development Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	3,200,000	3,462,368
Pennsylvania, GO	5.00	10/15/26	3,000,000	3,479,820
Pennsylvania, GO	5.00	10/15/29	4,000,000	4,553,680
Pennsylvania, GO	5.00	3/15/33	1,500,000	1,682,265
Pennsylvania Economic Development Financing Authority, Revenue (University of Pittsburgh Medical Center)	4.00	3/15/41	1,000,000	1,004,630
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue (Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000	1,064,580
Pennsylvania Higher Educational Facilities Authority, Health System Revenue (University of Pennsylvania)	5.00	8/15/40	1,500,000	1,658,460

9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 96.9% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue (Drexel University)	5.00	5/1/35	1,750,000		1,968,593
Pennsylvania Higher Educational Facilities Authority, Revenue (The Trustees of the University of Pennsylvania)	5.00	8/15/46	1,500,000		1,722,750
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	9/1/30	1,170,000		1,336,479
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	9/1/45	1,500,000		1,651,980
Pennsylvania Higher Educational Facilities Authority, Revenue (University of the Sciences in Philadelphia)	5.00	11/1/31	1,000,000		1,122,850
Pennsylvania Housing Finance Agency, Capital Fund Securitization Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/25	1,210,000		1,214,029
Pennsylvania Housing Finance Agency, SFMR	4.60	10/1/27	5,000,000		5,005,400
Pennsylvania Housing Finance Agency, SFMR	4.70	10/1/37	680,000		680,306
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue	5.00	12/1/36	3,000,000		3,361,290
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue	5.00	12/1/37	5,325,000		5,804,783
Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Revenue	5.00	12/1/32	3,000,000		3,499,530
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/36	1,605,000		1,788,564
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/43	2,500,000		2,768,575
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/46	1,000,000		1,102,810
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	12/1/36	1,000,000		1,101,580
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.25	6/1/39	525,000		562,097
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue (Prerefunded)	5.25	6/1/19	65,000	[b]	70,734
Philadelphia, Airport Revenue	5.25	6/15/25	1,500,000		1,634,265
Philadelphia, Airport Revenue	5.00	6/15/35	2,000,000		2,194,280
Philadelphia, Gas Works Revenue	5.00	8/1/31	1,250,000		1,399,575
Philadelphia, Gas Works Revenue	5.00	8/1/32	1,000,000		1,114,310

10

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 96.9% (continued)
Philadelphia Authority for Industrial Development, HR (The Children's Hospital of Philadelphia Project)	5.00	7/1/42	3,000,000		3,422,010
Philadelphia Authority for Industrial Development, Revenue (Independence Charter School Project)	5.50	9/15/37	1,700,000		1,707,939
Philadelphia Authority for Industrial Development, Revenue (Russell Byers Charter School Project)	5.15	5/1/27	1,230,000		1,231,550
Philadelphia Authority for Industrial Development, Revenue (Russell Byers Charter School Project)	5.25	5/1/37	1,715,000		1,716,458
Philadelphia Authority for Industrial Development, Revenue (Temple University)	5.00	4/1/45	1,500,000		1,668,765
Philadelphia Authority for Industrial Development, Revenue (Thomas Jefferson University)	5.00	9/1/47	1,000,000		1,098,580
Philadelphia Hospitals and Higher Education Facilities Authority, HR (The Children's Hospital of Philadelphia Project)	5.00	7/1/25	1,800,000		2,025,630
Philadelphia Housing Authority, Capital Fund Program Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/21	1,685,000		1,699,104
Philadelphia School District, GO	5.00	9/1/38	1,000,000		1,068,010
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	25,000	[b]	26,676
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,335
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,335
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,335
Pittsburgh, GO (Insured; Build America Mutual Assurance Company)	5.00	9/1/30	1,585,000		1,831,579
Pittsburgh Urban Redevelopment Authority, MFHR (West Park Court Project) (Collateralized; GNMA)	4.90	11/20/47	1,185,000		1,201,673
Pocono Mountains Industrial Park Authority, HR (Saint Luke's Hospital - Monroe Project)	5.00	8/15/40	1,795,000		1,927,794
Reading Area Water Authority, Water Revenue	5.00	12/1/31	2,000,000		2,241,160
State Public School Building Authority, College Revenue (Montgomery County Community College)	5.00	5/1/38	1,115,000		1,221,995

11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 98.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Pennsylvania - 96.9% (continued)
State Public School Building Authority, School Revenue (The School District of the City of Harrisburg Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/32	2,000,000	2,275,780
Susquehanna Area Regional Airport Authority, Systems Revenue	4.00	1/1/33	1,300,000	1,258,829
West Shore Area Authority, HR (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.00	1/1/26	2,000,000	2,278,220
West View Borough Municipal Authority, Water Revenue	5.00	11/15/39	2,000,000	2,259,680
Westmoreland County Industrial Development Authority, Health System Revenue (Excela Health Project)	5.00	7/1/25	2,390,000	2,583,375
Westmoreland County Municipal Authority, Municipal Service Revenue (Insured; Build America Mutual Assurance Company)	5.00	8/15/26	1,535,000	1,822,674
Westmoreland County Municipal Authority, Municipal Service Revenue (Insured; Build America Mutual Assurance Company)	5.00	8/15/42	1,000,000	1,116,310
Wilkes-Barre Finance Authority, Revenue (University of Scranton)	5.00	11/1/34	1,000,000	1,113,440
York County, GO	5.00	6/1/31	1,500,000	1,738,695
				149,469,293
U.S. Related - 1.2%
Guam, Business Privilege Tax Revenue	5.00	1/1/31	1,000,000	1,045,240
Guam, Business Privilege Tax Revenue	5.00	1/1/42	800,000	822,760
				1,868,000
Total Investments (cost $147,752,748)			98.1%	151,337,293
Cash and Receivables (Net)			1.9%	2,895,941
Net Assets			100.0%	154,233,234

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

12

Portfolio Summary (Unaudited) †	Value (%)
Health Care	21.1
Transportation Services	20.5
Education	18.9
Utility-Water and Sewer	10.2
Housing	6.3
State/Territory	6.3
City	4.2
County	3.7
Utility-Electric	1.6
Special Tax	.7
Prerefunded	.1
Other	4.5
98.1

† Based on net assets.

See notes to financial statements.

13

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	147,752,748	151,337,293
Cash		1,027,988
Interest receivable		2,145,983
Prepaid expenses		24,713
		154,535,977
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		113,498
Payable for shares of Beneficial Interest redeemed		129,115
Accrued expenses		60,130
		302,743
Net Assets ($)		154,233,234
Composition of Net Assets ($):
Paid-in capital		149,258,443
Accumulated undistributed investment income—net		23,563
Accumulated net realized gain (loss) on investments		1,366,683
Accumulated net unrealized appreciation (depreciation) on investments		3,584,545
Net Assets ($)		154,233,234

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	100,228,399	4,444,524	49,560,311
Shares Outstanding	6,206,699	275,128	3,069,502
Net Asset Value Per Share ($)	16.15	16.15	16.15

See notes to financial statements.

15

STATEMENT OF OPERATIONS

Year Ended April 30, 2017

Investment Income ($):
Interest Income	6,069,040
Expenses:
Management fee—Note 3(a)	882,235
Shareholder servicing costs—Note 3(c)	361,031
Professional fees	83,278
Distribution fees—Note 3(b)	36,455
Registration fees	28,857
Prospectus and shareholders’ reports	15,656
Trustees’ fees and expenses—Note 3(d)	9,399
Custodian fees—Note 3(c)	8,674
Loan commitment fees—Note 2	3,576
Miscellaneous	35,347
Total Expenses	1,464,508
Less—reduction in fees due to earnings credits—Note 3(c)	(1,896)
Net Expenses	1,462,612
Investment Income—Net	4,606,428
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,017,596
Net unrealized appreciation (depreciation) on investments	(7,914,079)
Net Realized and Unrealized Gain (Loss) on Investments	(4,896,483)
Net (Decrease) in Net Assets Resulting from Operations	(290,055)

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2017	2016
Operations ($):
Investment income—net	4,606,428	5,133,621
Net realized gain (loss) on investments	3,017,596	1,308,063
Net unrealized appreciation (depreciation) on investments	(7,914,079)	2,618,557
Net Increase (Decrease) in Net Assets Resulting from Operations	(290,055)	9,060,241
Distributions to Shareholders from ($):
Investment income—net:
Class A	(2,927,140)	(3,304,503)
Class C	(98,594)	(107,533)
Class Z	(1,534,594)	(1,673,847)
Net realized gain on investments:
Class A	(639,061)	-
Class C	(30,679)	-
Class Z	(311,957)	-
Total Distributions	(5,542,025)	(5,085,883)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	3,989,659	3,827,638
Class C	584,990	790,360
Class Z	2,189,496	1,337,317
Distributions reinvested:
Class A	3,067,576	2,795,619
Class C	112,879	90,590
Class Z	1,570,391	1,402,530
Cost of shares redeemed:
Class A	(10,901,558)	(9,611,382)
Class C	(987,273)	(741,932)
Class Z	(3,921,477)	(3,537,629)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,295,317)	(3,646,889)
Total Increase (Decrease) in Net Assets	(10,127,397)	327,469
Net Assets ($):
Beginning of Period	164,360,631	164,033,162
End of Period	154,233,234	164,360,631
Undistributed investment income—net	23,563	13,639
Capital Share Transactions (Shares):
Class A
Shares sold	240,443	232,965
Shares issued for distributions reinvested	187,316	170,296
Shares redeemed	(664,686)	(586,563)
Net Increase (Decrease) in Shares Outstanding	(236,927)	(183,302)
Class C
Shares sold	35,585	47,976
Shares issued for distributions reinvested	6,903	5,514
Shares redeemed	(60,647)	(45,306)
Net Increase (Decrease) in Shares Outstanding	(18,159)	8,184
Class Z
Shares sold	133,139	81,659
Shares issued for distributions reinvested	95,907	85,440
Shares redeemed	(239,281)	(216,870)
Net Increase (Decrease) in Shares Outstanding	(10,235)	(49,771)

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Year Ended April 30,
	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	16.74	16.34	16.01	16.88	16.60
Investment Operations:
Investment income—net[a]	.47	.51	.51	.56	.57
Net realized and unrealized gain (loss) on investments	(.50)	.40	.32	(.85)	.34
Total from Investment Operations	(.03)	.91	.83	(.29)	.91
Distributions:
Dividends from investment income—net	(.46)	(.51)	(.50)	(.56)	(.57)
Dividends from net realized gain on investments	(.10)	-	-	(.02)	(.06)
Total Distributions	(.56)	(.51)	(.50)	(.58)	(.63)
Net asset value, end of period	16.15	16.74	16.34	16.01	16.88
Total Return (%)[b]	(.16)	5.66	5.26	(1.64)	5.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96	.95	.96	.93	.94
Ratio of net expenses to average net assets	.96	.95	.96	.93	.94
Ratio of net investment income to average net assets	2.82	3.13	3.11	3.51	3.40
Portfolio Turnover Rate	20.97	12.49	29.84	9.57	15.27
Net Assets, end of period ($ x 1,000)	100,228	107,889	108,258	109,883	133,727

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

18

Class C Shares	Year Ended April 30,
	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	16.75	16.34	16.02	16.89	16.61
Investment Operations:
Investment income—net[a]	.34	.39	.39	.43	.44
Net realized and unrealized gain (loss) on investments	(.51)	.40	.31	(.85)	.34
Total from Investment Operations	(.17)	.79	.70	(.42)	.78
Distributions:
Dividends from investment income—net	(.33)	(.38)	(.38)	(.43)	(.44)
Dividends from net realized gain on investments	(.10)	-	-	(.02)	(.06)
Total Distributions	(.43)	(.38)	(.38)	(.45)	(.50)
Net asset value, end of period	16.15	16.75	16.34	16.02	16.89
Total Return (%)[b]	(.98)	4.93	4.41	(2.40)	4.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.73	1.72	1.71	1.71	1.70
Ratio of net expenses to average net assets	1.73	1.72	1.71	1.71	1.70
Ratio of net investment income to average net assets	2.05	2.36	2.36	2.73	2.64
Portfolio Turnover Rate	20.97	12.49	29.84	9.57	15.27
Net Assets, end of period ($ x 1,000)	4,445	4,913	4,660	4,414	5,393

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

Class Z Shares	Year Ended April 30,
	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	16.74	16.33	16.01	16.88	16.60
Investment Operations:
Investment income—net[a]	.50	.55	.54	.59	.61
Net realized and unrealized gain (loss) on investments	(.49)	.40	.32	(.85)	.34
Total from Investment Operations	.01	.95	.86	(.26)	.95
Distributions:
Dividends from investment income—net	(.50)	(.54)	(.54)	(.59)	(.61)
Dividends from net realized gain on investments	(.10)	-	-	(.02)	(.06)
Total Distributions	(.60)	(.54)	(.54)	(.61)	(.67)
Net asset value, end of period	16.15	16.74	16.33	16.01	16.88
Total Return (%)	.01	5.95	5.43	(1.43)	5.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	.74	.73	.72	.73
Ratio of net expenses to average net assets	.73	.74	.73	.72	.73
Ratio of net investment income to average net assets	3.05	3.34	3.34	3.71	3.61
Portfolio Turnover Rate	20.97	12.49	29.84	9.57	15.27
Net Assets, end of period ($ x 1,000)	49,560	51,559	51,116	53,133	58,978

a Based on average shares outstanding.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class T and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

21

NOTES TO FINANCIAL STATEMENTS (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of

22

Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	151,337,293	-	151,337,293

† See Statement of Investments for additional detailed categorizations.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

23

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2017, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $277,849, undistributed capital gains $1,112,022 and unrealized appreciation $3,839,206.

24

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2017 and April 30, 2016 were as follows: tax–exempt income $4,560,328 and $5,085,883, and long-term capital gains $981,697 and $0, respectively.

During the period ended April 30, 2017, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $36,176 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2017, the Distributor retained $3,510 from commissions earned on sales of the fund’s Class A shares and $540 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $36,455 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may

25

NOTES TO FINANCIAL STATEMENTS (continued)

include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $261,998 and $12,152, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2017, Class Z shares were charged $15,685 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $34,567 for transfer agency services and $1,935 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,278.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $8,674 pursuant to the custody agreement. These fees were partially offset by earnings credit of $618.

26

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended April 30, 2017, the fund was charged $1,285 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2017, the fund was charged $11,394 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $69,843, Distribution Plan fees $2,791, Shareholder Services Plan fees $26,966, custodian fees $3,182, Chief Compliance Officer fees $3,861 and transfer agency fees $6,855.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2017, amounted to $33,153,813 and $37,959,770, respectively.

At April 30, 2017, the cost of investments for federal income tax purposes was $147,498,087; accordingly, accumulated net unrealized appreciation on investments was $3,839,206, consisting of $5,242,791 gross unrealized appreciation and $1,403,585 gross unrealized depreciation.

27

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 27, 2017

28

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2017 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Pennsylvania residents, Pennsylvania personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2017 calendar year on Form 1099-DIV which will be mailed in early 2018. Also, the fund hereby reports $.1021 per share as a long term capital gain distribution paid on December 29, 2016.

29

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Peggy C. Davis (74)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

Diane Dunst (77)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

30

Nathan Leventhal (74)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 48

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

31

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel and Vice President of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014; Associate at K&L Gates from October 2011 until January 2013. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by Dreyfus. She is 31 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

32

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

33

For More Information

Dreyfus State Municipal Bond Funds,
Dreyfus Pennsylvania Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PTPAX Class C: PPACX Class Z: DPENX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0058AR0417

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $103,356 in 2016 and $105,939 in 2017.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $19,290 in 2016 and $33,661 in 2017.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $12,853 in 2016 and $10,386 in 2017.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,745 in 2016 and $1,188 in 2017.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2016 and $0 in 2017.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,046,287 in 2016 and $24,512,560 in 2017.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 29, 2017

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)